ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 648,854	$ 596,881	$ 354,743
Retained Earnings (Accumulated Deficit)	2,870,676	2,221,822
Net Cash Provided by (Used in) Operating Activities	3,814,384	352,764	482,801
Proceeds from initial public offering	8,350,000
[custom:WorkingCapitalDeficit-0]	$ 6,193,533